S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Dec. 17, 2025 USD ($) $ / shares shares
Spac Prospectus Summary Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and competing an initial business combination.
Insider Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	1,725,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.014
Sponsor Officers and Directors [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	1,730,000
Spectre RH Limited Officers and Directors [Member] | Insider Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	1,500,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Spectre RH Limited Officers and Directors [Member] | Private Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	230,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,300,000
Spectre RH Limited Officers and Directors [Member] | Underwriters Over Allotment Option [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	243,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,435,000
Spectre RH Limited Officers and Directors [Member] | Private Placement Warrants [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	230,000
Spectre RH Limited Officers and Directors [Member] | Loan [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 600,000
Spectre R H Limited [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 10,000